Annual Total Returns - Fidelity® Natural Resources Fund [BarChart] - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Natural Resources Fund - Fidelity Natural Resources Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(9.25%)
Annual Return 2012	3.35%
Annual Return 2013	17.49%
Annual Return 2014	(12.29%)
Annual Return 2015	(21.64%)
Annual Return 2016	30.24%
Annual Return 2017	(0.10%)
Annual Return 2018	(24.22%)
Annual Return 2019	19.08%
Annual Return 2020	(20.85%)